INVESTMENT IN EQUITY ACCOUNTED INVESTEES - Reconciliation of equity accounted investments (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of joint ventures [line items]
Investments accounted for using equity method	$ 588.8
Investments accounted for using equity method	559.1	$ 588.8
Aggregated individually immaterial joint ventures
Disclosure of joint ventures [line items]
Investments accounted for using equity method	588.8	530.7
Cash contributions to equity accounted investees		19.9
Non-cash contributions to equity accounted investees	13.0	6.0
Acquisition of control of SIMCOM (Note $2)	(131.0)
Share of after-tax profit before elimination of unrealized profits	96.2	80.7
Elimination of unrealized profits on transactions with equity accounted investees – net	(7.8)	(8.5)
Dividends received from equity accounted investees	(28.7)	(37.1)
Dividends declared but not yet received from equity accounted investees	(7.2)
Transfers and others	0.7	1.1
Foreign currency exchange differences	35.1	(4.0)
Investments accounted for using equity method	$ 559.1	$ 588.8